Stockholders Equity (Details) - Schedule of Warrant Transactions - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding Beginning balance	103,500,000	103,500,000
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.082	$ 0.082
Number of Warrants, Granted
Weighted Average Exercise Price, Granted
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Expired
Weighted Average Exercise Price, Expired
Number of Warrants, Outstanding Ending balance	103,500,000	103,500,000
Weighted Average Exercise Price, Outstanding Ending balance	$ 0.082	$ 0.082